Primary and secondary segments reporting - Primary segments, narrative (Details)	12 Months Ended
Dec. 31, 2023 operatingAreas Business segment
Disclosure of operating segments [line items]
Number of operating segments | segment	5
Number of operating areas | operatingAreas	4
PagoNxt
Disclosure of operating segments [line items]
Number of businesses | Business	4